RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Additional Information (Details) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended
	Aug. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Change in fair value of derivative warrant liabilities		$ 4,774,000	$ 1,705,000
Public And Private Warrants
Class of Warrant or Right [Line Items]
Change in fair value of derivative warrant liabilities	$ 16,200,000